Supplemental Financial Information	12 Months Ended
Dec. 31, 2012
Supplemental Financial Information [Abstract]
Supplemental Financial Information
 Supplementary Financial Information
The components of other current and long-term assets and liabilities were as follows:

	December 31,
	2012	2011
Other Current Assets
Deferred taxes and income taxes receivable	$296	$261
Royalties, license fees and software maintenance	165	143
Restricted cash	151	97
Prepaid expenses	143	147
Derivative instruments	11	58
Deferred purchase price from sales of accounts receivables	116	97
Beneficial interests - sales of finance receivables	35	—
Advances and deposits	29	28
Other	216	227
Total Other Current Assets	$1,162	$1,058
Other Current Liabilities
Deferred taxes and income taxes payable	$105	$83
Other taxes payable	170	150
Interest payable	83	84
Restructuring reserves	122	116
Derivative instruments	82	31
Product warranties	13	15
Dividends payable	69	74
Distributor and reseller rebates/commissions	117	112
Servicer liabilities	146	88
Other	869	878
Total Other Current Liabilities	$1,776	$1,631
Other Long-term Assets
Prepaid pension costs	$35	$76
Net investment in discontinued operations	190	204
Internal use software, net	577	545
Product software, net	344	256
Restricted cash	214	246
Debt issuance costs, net	37	38
Customer contract costs, net	356	294
Beneficial interests - sales of finance receivables	68	—
Deferred compensation plan investments	100	92
Other	416	365
Total Other Long-term Assets	$2,337	$2,116
Other Long-term Liabilities
Deferred and other tax liabilities	$262	$290
Environmental reserves	14	16
Unearned income	134	82
Restructuring reserves	8	7
Other	360	466
Total Other Long-term Liabilities	$778	$861

Restricted Cash and Investments
As more fully discussed in Note 17 - Contingencies and Litigation, various litigation matters in Brazil require us to make cash deposits to escrow as a condition of continuing the litigation. In addition, as more fully discussed in Note 4 - Accounts Receivable, Net and Note 5 - Finance Receivables, Net, we continue to service the receivables sold under most of our receivable sale agreements. As servicer, we may collect cash related to sold receivables prior to month-end that will be remitted to the purchaser the following month. Since we are acting on behalf of the purchaser in our capacity as servicer, such cash collected is reported as restricted cash. Restricted cash amounts are classified in our Consolidated Balance Sheets based on when the cash will be contractually or judicially released.

Restricted cash amounts were as follows:

	December 31,
	2012	2011
Tax and labor litigation deposits in Brazil	$211	$240
Escrow and cash collections related to receivable sales	146	88
Other restricted cash	8	15
Total Restricted Cash and Investments	$365	$343

Net Investment in Discontinued Operations
At December 31, 2012, our net investment in discontinued operations primarily consisted of a $208 performance-based instrument relating to the 1997 sale of The Resolution Group (“TRG”) net of remaining net liabilities associated with our discontinued operations of $18. The recovery of the performance-based instrument is dependent on the sufficiency of TRG's available cash flows, as guaranteed by TRG's ultimate parent, which are expected to be recovered in annual cash distributions through 2017. The performance-based instrument is pledged as security for our future funding obligations to our U.K. Pension Plan for salaried employees.